Tax Matters (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The following table provides the components of Income from continuing operations before provision/(benefit) for taxes on income:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
United States	$(6,879)	$(8,534)	$(6,809)
International	19,184	16,886	15,773
Income from continuing operations before provision/(benefit) for taxes on income(a), (b)	$12,305	$8,351	$8,965

(a)
2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.

(b)
2016 v. 2015––The increase in the domestic loss was primarily due to a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, higher asset impairments, and higher restructuring charges and certain acquisition-related costs, partially offset by the inclusion of a full year of legacy U.S. Hospira operations as compared to four months of U.S. operations in 2015, and lower charges for legal matters. The increase in international income is primarily due to the non-recurrence of a foreign currency loss related to Venezuela partially offset by a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, and higher restructuring charges and certain acquisition-related costs.

Schedule of Provision for Taxes on Income

The following table provides the components of Provision/(benefit) for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
United States
Current income taxes:
Federal	$14,127	$342	$67
State and local	320	(52)	(8)
Deferred income taxes:
Federal	(25,964)	(419)	300
State and local	(268)	(106)	(36)
Total U.S. tax provision	(11,785)	(235)	323
International
Current income taxes	2,709	1,532	1,951
Deferred income taxes	28	(175)	(284)
Total international tax provision	2,737	1,358	1,667
Provision/(benefit) for taxes on income	$(9,049)	$1,123	$1,990

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:
	Year Ended December 31,
	2017	2016	2015
U.S. statutory income tax rate	35.0%	35.0%	35.0%
TCJA impact(a)	(86.6)	—	—
Taxation of non-U.S. operations (b), (c), (d)	(17.0)	(13.8)	(9.6)
Tax settlements and resolution of certain tax positions(e)	(1.2)	(5.5)	(4.0)
U.S. Healthcare Legislation(e)	0.9	1.3	0.9
U.S. R&D tax credit and manufacturing deduction(e)	(0.7)	(1.0)	(1.0)
Certain legal settlements and charges(e)	0.1	(2.9)	3.1
All other, net(f)	(3.9)	0.3	(2.1)
Effective tax rate for income from continuing operations	(73.5)%	13.4%	22.2%

(a)	For a discussion about the enactment of the TCJA, see Note 5A.

(b)
For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, which includes the repatriation tax on deemed repatriated current year earnings of foreign subsidiaries discussed in Note 5A, as well as changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions”. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year as tax rates outside the U.S. are generally lower than the U.S. statutory income tax rate, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision/(benefit) for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision/(benefit) for taxes on income.

(c)
In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to generally lower tax rates, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. 2015 and 2016 also include incentives in Costa Rica and the Dominican Republic related to the Hospira infusion systems business, which was sold to ICU Medical in February 2017. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.

(d)
The favorable rate impact in 2017 also reflects lower repatriation costs associated with estimated current year income of our foreign subsidiaries. The favorable rate impact in 2016 also includes the non-recurrence of the non-deductibility of a foreign currency loss related to Venezuela. The rate impact in 2015 also includes the non-deductibility of a foreign currency loss related to Venezuela.

(e)
For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. R&D tax credit and manufacturing deduction and the impact of certain legal settlements and charges, see Note 5A.

(f)	All other, net in 2017 and 2015 primarily relates to tax benefits associated with certain tax initiatives in the normal course of business.

Schedule of Deferred Tax Assets and Liabilities

The components of our deferred tax assets and liabilities, shown before jurisdictional netting, follow:
	2017 Deferred Tax*		2016 Deferred Tax
(MILLIONS OF DOLLARS)	Assets	(Liabilities)	Assets	(Liabilities)
Prepaid/deferred items	$1,588	$(132)	$2,180	$(68)
Inventories	224	(3)	366	(47)
Intangible assets(a)	685	(9,269)	1,139	(15,172)
Property, plant and equipment	123	(755)	92	(982)
Employee benefits	2,219	(109)	3,356	(74)
Restructurings and other charges	226	(8)	458	(2)
Legal and product liability reserves	459	—	650	—
Net operating loss/tax credit carryforwards(b)	4,502	—	2,957	—
Unremitted earnings(a), (c)	—	(1,067)	—	(23,108)
State and local tax adjustments	218	—	301	—
All other	488	(424)	306	(503)
	10,732	(11,767)	11,806	(39,956)
Valuation allowances	(2,203)	—	(1,949)	—
Total deferred taxes	$8,529	$(11,767)	$9,857	$(39,956)
Net deferred tax liability(d)		$(3,238)		$(30,099)

*	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.

(a)
The decrease in 2017 is primarily the result of the enactment of the TCJA, which includes the remeasurement of deferred tax liabilities primarily associated with intangible assets and unremitted earnings of foreign subsidiaries as well as amortization on intangible assets. For additional information, see Note 5A.

(b)
The amounts in 2017 and 2016 are reduced for unrecognized tax benefits of $3.4 billion and $3.0 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.

(c)
The amount in 2017 primarily includes a provisional estimate on temporary differences associated with global intangible low-taxed income primarily related to basis differentials on intangibles. For additional information, see Note 5A.

(d)
In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion). In 2016, Noncurrent deferred tax assets and other noncurrent tax assets ($654 million), and Noncurrent deferred tax liabilities ($30.8 billion).

Schedule of Unrecognized Tax Benefits Roll Forward

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:
(MILLIONS OF DOLLARS)	2017	2016	2015
Balance, beginning	$(5,826)	$(5,919)	$(6,182)
Acquisitions(a)	10	(83)	(110)
Increases based on tax positions taken during a prior period(b)	(49)	(11)	(31)
Decreases based on tax positions taken during a prior period(b), (c)	28	409	496
Decreases based on settlements for a prior period(d)	35	126	64
Increases based on tax positions taken during the current period(b)	(753)	(489)	(675)
Impact of foreign exchange	(121)	(5)	319
Other, net(b), (e)	118	146	199
Balance, ending(f)	$(6,558)	$(5,826)	$(5,919)

(a)	For 2017 and 2016, primarily related to the acquisitions of Medivation and Anacor. For 2015, primarily related to the acquisition of Hospira. See also Note 2A.

(b)	Primarily included in Provision/(benefit) for taxes on income.

(c)	Primarily related to effectively settling certain tax positions primarily with foreign tax authorities. See also Note 5A.

(d)	Primarily related to cash payments and reductions of tax attributes.

(e)	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.

(f)
In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion). In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion).

Schedule of Other Comprehensive Income (Loss), Components of Income Tax Expense (Benefit)

The following table provides the components of the Tax provision/(benefit) on other comprehensive income/(loss):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Foreign currency translation adjustments, net(a)	$(215)	$(15)	$90
Unrealized holding gains/(losses) on derivative financial instruments, net	72	(75)	(173)
Reclassification adjustments for (gains)/losses included in net income	(224)	158	104
	(152)	83	(69)
Unrealized holding gains/(losses) on available-for-sale securities, net	102	49	(104)
Reclassification adjustments for (gains)/losses included in net income	(60)	(15)	59
	42	34	(45)
Benefit plans: actuarial losses, net	(59)	(535)	(23)
Reclassification adjustments related to amortization	192	186	183
Reclassification adjustments related to settlements, net	42	45	237
Other	(39)	36	66
	137	(269)	462
Benefit plans: prior service (costs)/credits and other, net	—	67	160
Reclassification adjustments related to amortization	(67)	(64)	(59)
Reclassification adjustments related to curtailments, net	(7)	(10)	(12)
Other	—	(1)	—
	(74)	(7)	89
Tax provision/(benefit) on other comprehensive income/(loss)	$(262)	$(174)	$528

(a)	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.